                                     [logo]

April, 1999

Dear Valued Client:

The first quarter of 1999 was a turbulent time for the U.S. bond market. The troubles of September and October, 1998 which hurt relative performance of the spread sectors (agency, corporate and mortgage-backed bonds) were unsettling for bond investors since spreads widened and the price of risk in the bond market increased. The steep drop in rates did produce outsized price gains, however, so the pain was not as apparent and not as harsh as it could have been. In contrast, the last three months has seen strong performance by the spread sectors in terms of spread tightening, but disappointing performance in terms of absolute yields. Yields rose most dramatically during February due to renewed signs of a very strong domestic economy coupled with growing fears of rising inflation and tightening by the Federal Reserve (the "Fed").

                         ALLMERICA SECURITIES TRUST FACTS
                                At March 31, 1999
          Market Value                                         $11.000
          Net Asset Value                                      $11.683
          Total Net Assets (000's)                            $100,388
          Shares Outstanding (000's)                             8,592
          * Net Investment Income Per Share                      $0.20
          * Increase/Decrease in
             Per Share Value Resulting
             from Investment Operations                         $(0.08)
          TOTAL RETURNS AT 3/31/99
            Allmerica Securities Trust
              Three Months                                     (0.64)%
              Twelve Months                                      5.47%
            Lehman Brothers Corporate
              Bond Index
              Three Months                                     (0.71)%
              Twelve Months                                      6.18%

          * For three months ended March 31, 1999

During February, the Lehman U.S. Treasury Bond Index suffered its worst month of the 1990's and second worst February since the 1973 inception of the index. The result was a negative total return for the three-month period ending March 31, 1999 for the Lehman Aggregate Index of -0.50%.

We wrote at length last year about the conditions that led to the huge Treasury market rally in 1998. Such extreme moves do lend themselves to reversals, however, since interest rates can not decline indefinitely, a point that is worth mentioning as it seems that stock prices can rise indefinitely. Our 1999 economic forecast did not place much likelihood of such a rapid turnaround in rates based on our outlook for a slowing economy. Most market analysts were predicting a swift slow-down of GDP growth during 1999 in response to the global weakness experienced in Latin America, Europe and Asia. Instead, recent data indicate the U.S. economy continues to roar along, with jobs growing at a fast pace, housing and auto sales robust, and even the moribund manufacturing sector on the rebound. In addition, Asian weakness appears to have plateaued, and indeed several rating upgrades have occurred in the region. All these signs of fundamental strength have caused a great many market analysts to substantially revise their forecasts for growth and inflation in 1999, and this has even caused some to predict a tightening action by the Fed.

Where does that leave us? The U.S. economy is the only source of real growth in the world, and thus far no major imbalances appear to threaten its demise. Housing inventory is lower than normal, auto production has kept pace with demand, and the labor market is tight but adaptive to the needs of the economy. Low inflation is the order of the day, and technological advances are improving productivity in ways even the Fed does not yet fully understand. At this advanced stage, however, the domestic economy remains most vulnerable to an exogenous event such as a devaluation of the Chinese currency, an escalation of military conflict in Europe, or political upheaval in Southeast Asia. For example, the sudden failure of a major financial institution could cause widespread risk aversion to return to the capital markets, which would probably result in a Treasury market rally and a widening of spreads such as occurred last autumn. A dramatic plunge in the U.S stock market is probably the only domestic event that could derail consumer confidence and threaten our growth scenario. Barring such speculative occurrences, the economy looks set to post 3% to 4% GDP growth this year, and interest rates are unlikely to rise dramatically from current levels.

            First Allmerica Financial Life Insurance Company o Allmerica Financial Life Insurance and Annuity Company
                                              (licensed in all states except NY & HI)
           Allmerica Trust Company, N.A. o Allmerica Investments, Inc. o Allmerica Investment Management Company, Inc.
                   The Hanover Insurance Company o AMGRO, Inc. o Allmerica Financial Alliance Insurance Company
    Allmerica Asset Management, Inc. o Allmerica Financial Benefit Insurance Company o Sterling Risk Management Services, Inc.
                     Citizens Corporation o Citizens Insurance Company of America o Citizens Management Inc.

                                      440 Lincoln Street, Worcester, Massachusetts 01653


--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------
               SCHEDULE OF INVESTMENTS, MARCH 31, 1999 (UNAUDITED)

                                                         MOODY'S
 PAR VALUE                                               RATINGS       VALUE
 ---------                                               -------       -----
CORPORATE NOTES AND BONDS - 73.37%

               FINANCE - 18.69%
$  1,150,000   BCH Cayman Islands
               Yankee Subordinated Notes, Guaranteed
               6.50%, 02/15/06                             A       $  1,134,544
   1,400,000   Capital One Financial Corp.
               7.25%, 12/01/03                             Ba         1,390,576
   1,000,000   Charter Commercial Holdings LLC
               Senior Notes
               8.25%, 04/01/07 (A)                         B          1,022,500
   1,000,000   Chase Manhattan Corp.
               6.38%, 02/15/08                             A          1,002,986
   1,500,000   Colonial Capital II, Series A, Guaranteed
               8.92%, 01/15/27(A) (D)                      BB         1,418,749
     975,000   Compass Trust I, Series A, Guaranteed
               8.23%, 01/15/27                             A          1,013,843
     800,000   Conseco Financing Trust III
               8.80%, 04/01/27                             Ba           747,093
   1,000,000   First Tennessee National Corp.
               Subordinated Notes
               6.75%, 11/15/05                             Baa        1,018,832
     649,000   Homeside, Inc., Senior Notes, Series B
               11.25%, 05/15/03 (A)                        A            746,350
   1,000,000   Homeside Lending, Inc., MTN
               6.88%, 05/15/00                             A          1,007,724
     270,458   Mack Trust, Inc.
               10.91%, 04/01/99 (B)                        NR           270,458
     550,000   MBNA Corp., MTN
               6.96%, 09/12/02                             Baa          551,989
     498,371   Midland Funding Corp., Series C
               Senior Secured Lease Obligation
               10.33%, 07/23/02                            Ba           532,558
   1,000,000   The Money Store, Inc.
               8.05%, 04/15/02                             A          1,059,746
   1,000,000   Providian Capital, Series A, Guaranteed
               9.53%, 02/01/27 (A)                         Ba           957,808
   1,500,000   RBF Finance Co., Guaranteed
               11.00%, 03/15/06 (A)                        Ba         1,563,750
   1,000,000   Riggs Capital Trust
               8.63%, 12/31/26 (A)                         Baa        1,010,561
   1,000,000   St. George Bank, Ltd., Yankee Debenture
               7.15%, 10/15/05 (A)                         Baa        1,018,360
   1,250,000   Zions Institutional Capital Trust
               Series A, Guaranteed
               8.54%, 12/15/26                             A          1,292,217
                                                                   ------------
                                                                     18,760,644
                                                                   ------------
               INDUSTRIAL - 11.95%
   2,000,000   Bethlehem Steel Corp., Senior Notes
               10.38%, 09/01/03                            Ba         2,165,000
     950,000   Buckeye Cellulose Corp.
               Senior Subordinated Notes
               9.25%, 09/15/08                             Ba         1,002,250
   1,000,000   CSC Holdings, Inc., Debenture
               7.88%, 02/15/18                             Ba         1,012,500
   1,000,000   Georgia Gulf Corp.
               7.63%, 11/15/05                             Ba         1,026,143
   1,000,000   Interpool, Inc.
               7.35%, 08/01/07 (A)                         Ba           842,874
   1,000,000   LTV Corp., Senior Notes, Guaranteed
               8.20%, 09/15/07 (A)                         Ba           935,000
     950,000   Owens-Illinois, Inc., Senior Notes
               7.85%, 05/15/04                             Ba           972,887
   1,000,000   Qwest Communications International
               Senior Notes
               7.25%, 11/01/08 (A)                         Ba         1,022,500
     950,000   Republic Group, Inc., Senior Notes
               9.50%, 07/15/08 (A)                         B            957,125
   1,000,000   RPM, Inc., Senior Notes
               7.00%, 06/15/05                             Baa          996,061
   1,000,000   Westinghouse Electric Corp., Debenture
               8.38%, 06/15/02                             Baa        1,063,328
                                                                   ------------
                                                                     11,995,668
                                                                   ------------
               COMMUNICATIONS - 8.92%
     500,000   Clear Channel Communications, Inc.
               Debenture
               7.25%, 10/15/27                             Baa          492,708
   1,000,000   Comcast Cable Communications, Inc.
               8.13%, 05/01/04 (A)                         Baa        1,087,405
   1,000,000   Continental Cablevision, Inc.
               8.50%, 09/15/01                             Baa        1,058,777
     750,000   Continental Cablevision, Inc.
               8.30%, 05/15/06                             Baa          821,966
     700,000   Hearst-Argyle Television, Senior Notes
               7.00%, 01/15/18                             Baa          681,136
   1,000,000   Lucent Technologies, Inc., Debentures
               6.45%, 03/15/29                             A            976,151
   1,175,000   MCI WorldCom, Inc.
               7.75%, 04/01/07                             Baa        1,290,472
     950,000   Sprint Capital Corp.
               5.70%, 11/15/03                             Baa          940,381
     500,000   Viacom, Inc., Senior Notes
               7.75%, 06/01/05                             Baa          532,832
   1,000,000   Viacom, Inc., Senior Debenture, Guaranteed
               7.63%, 01/15/16                             Baa        1,072,440
                                                                   ------------
                                                                      8,954,268
                                                                   ------------
               UTILITIES - 8.76%
   1,000,000   CMS Energy Corp., Senior Notes
               7.50%, 01/15/09                             Ba         1,004,638
   1,550,000   Connecticut Light & Power Co.
               First Mortgage, Series 94D
               7.88%, 10/01/24                             Ba         1,601,833
   1,162,000   North Atlantic Energy Corp.
               First Mortgage, Series A
               9.05%, 06/01/02                             B          1,193,026
   1,450,000   Ocean Energy, Inc.
               Senior Notes, Series B
               7.63%, 07/01/05                             Ba         1,392,000
   1,270,000   Sithe/Independence Funding Corp.
               Series A
               9.00%, 12/30/13                             Baa        1,432,547
   1,500,000   Texas-New Mexico Power Co.
               First Mortgage, Series U
               9.25%, 09/15/00                             Baa        1,561,755
     600,000   Texas Utilities Electric Co.
               First Mortgage
               7.38%, 10/01/25                             A            604,632
                                                                   ------------
                                                                      8,790,431
                                                                   ------------
               OIL, GAS AND PETROLEUM - 7.85%
   2,000,000   ANR Pipeline Co., Debenture
               9.63%, 11/01/21                             Baa        2,439,991
   1,000,000   Clark Oil & Refining Corp., Senior Notes
               9.50%, 09/15/04                             Ba         1,000,000
   1,000,000   Oryx Energy Co.
               8.13%, 10/15/05                             Baa        1,063,946
   1,250,000   Texas Eastern Transmission Corp., Debenture
               10.00%, 08/15/01                            A          1,364,422
   1,000,000   Tosco Corp.
               7.00%, 07/15/00                             Baa        1,008,922
     900,000   Valero Management Partnership, LP
               First Mortgage, Series J-12
               10.02%, 03/15/07 (B)                        NR         1,004,967
                                                                   ------------
                                                                      7,882,248
                                                                   ------------
               TRANSPORTATION - 3.38%
   1,000,000   AMR Corp., Debenture
               10.00%, 02/01/01                            Baa        1,066,217
     949,052   Delta Airlines, Inc.
               9.23%, 07/02/02 (B)                         NR           988,599
     659,000   U.S. Air, Inc., Equipment Trust,Series D
               10.30%, 01/15/00                            Ba           668,948
     661,000   U.S. Air, Inc., Equipment Trust, Series F
               10.30%, 01/15/00                            Ba           672,217
                                                                   ------------
                                                                      3,395,981
                                                                   ------------
               MERCHANDISING AND RETAIL - 3.05%
   1,000,000   Kroger Co., Senior Subordinated Notes
               10.00%, 05/01/99                            Ba         1,003,263
     950,000   Meyer (Fred), Inc.
               7.38%, 03/01/05                             Ba           987,677
   1,000,000   USG Corp., Senior Notes
               8.50%, 08/01/05                             Baa        1,070,000
                                                                   ------------
                                                                      3,060,940
                                                                   ------------
               SECURITIES BROKERS, DEALERS AND EXCHANGES - 2.92%
   1,000,000   Donaldson Lufkin & Jenrette, Inc.
               Senior Notes
               6.88%, 11/01/05                             A          1,014,747
     888,859   Jones (Edward D.) & Co., LP
               7.95%, 04/15/06 (B)                         NR           916,227
   1,000,000   Legg Mason, Inc., Senior Notes
               6.50%, 02/15/06                             Baa          998,856
                                                                   ------------
                                                                      2,929,830
                                                                   ------------
               CONSUMER PRODUCTS - 2.66%
   1,000,000   DiMon, Inc., Senior Notes, Series B
               8.88%, 06/01/06                             Ba           926,830
   1,600,000   Ralston Purina Co., Debenture
               7.75%, 10/01/15                             Baa        1,746,068
                                                                   ------------
                                                                      2,672,898
                                                                   ------------
               PRINTING AND PUBLISHING - 2.23%
   1,000,000   Time Warner, Inc., Debenture
               9.15%, 02/01/23                             Baa        1,247,586
     850,000   Time Warner Entertainment Co., LP
               Senior Debenture
               8.38%, 03/15/23                             Baa          989,379
                                                                   ------------
                                                                      2,236,965
                                                                   ------------
               HEALTH CARE - 1.98%
     675,000   Allegiance Corp.
               7.30%, 10/15/06                             A            717,694
     300,000   Tenet Healthcare Corp.
               Senior Subordinate Notes
               8.63%, 01/15/07                             Ba           300,000
   1,000,000   Tenet Healthcare Corp.
               Senior Notes
               7.63%, 06/01/08 (A)                         Ba           975,000
                                                                   ------------
                                                                      1,992,694
                                                                   ------------
               TECHNOLOGY - 0.98%
   1,000,000   International Business Machine Corp.
               6.50%, 01/15/28                             A            980,207
                                                                   ------------
               TOTAL CORPORATE NOTES AND BONDS                       73,652,774
               (Cost $71,728,003)                                  ------------

U.S. GOVERNMENT OBLIGATIONS - 13.73%

               U.S. TREASURY BONDS - 9.94%
   5,150,000   7.25%, 05/15/16                             Aaa        5,909,625
   3,525,000   7.13%, 02/15/23                             Aaa        4,070,275
                                                                   ------------
                                                                      9,979,900
                                                                   ------------
               U.S. TREASURY NOTES - 3.79%
     375,000   5.38%, 02/15/01                             Aaa          377,344
     425,000   5.88%, 02/15/04                             Aaa          437,484
     570,000   6.88%, 05/15/06                             Aaa          618,628
   2,165,000   7.00%, 07/15/06                             Aaa        2,367,969
                                                                  -------------
                                                                      3,801,425
                                                                   ------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS                     13,781,325
               (Cost $13,430,603)                                  ------------

ASSET-BACKED SECURITIES - 8.91%

   1,000,000   American Airlines, Inc.
               Pass-Through Trust , Series 1991 - C2
               9.73%, 09/29/14                             A          1,214,310
   1,000,000   BankBoston RV Asset Backed Trust
               Series 1997 - 1, Class A8
               6.54% , 02/15/09                            Aaa        1,013,500
     374,740   Barnett Auto Trust
               Series 1997-A, A3
               6.03%, 11/15/01                             Aaa          376,793
     983,279   Donaldson Lufkin & Jennrette
               Commercial Mortgage Corp.
               Series 1998-CF2, Class A1A
               5.88%, 11/12/31                             Aaa          974,528
     999,704   First Plus Home Loan Trust
               Series 1996-2, Class A5
               7.47%, 02/20/11                             Aaa        1,005,442
   1,000,000   First Security Auto Owner Trust
               Series 1999-1, Class A4
               5.74%, 06/15/04                             Aaa        1,000,590
     543,350   Green Tree Recreational Equipment &
               Consumer Trust
               Series 1997-B, Class A1
               6.55%, 07/15/28 (D)                         Aaa          550,440
     533,221   Green Tree Financial Corp.
               Series 1995-A, Class A
               7.25%, 07/15/05                             Baa          533,386
     361,481   National Auto Finance
               Series 1996-1, Class A
               6.33%, 12/21/02                             Aaa          365,205
     432,021   Resolution Trust Corp.
               Series 1995-1, Class A4C, CMO
               6.85%, 02/25/27                             Aaa          433,161
   1,245,239   United Air Lines, Inc.
               Pass-Through Trust, Series 1991 - B1
               9.30%, 03/22/08                             Baa        1,394,642
      85,388   Western Financial Grantor Trust
               Series 1995-2, Class A2
               7.10%, 07/01/00                             Aaa           85,732
                                                                   ------------
               TOTAL ASSET-BACKED SECURITIES                          8,947,729
               (Cost $8,563,009)                                   ------------

FOREIGN BONDS (C) - 2.31%

   1,000,000   Banco Nacional Com Ext
               8.00%, 07/18/02                             Ba           966,250
     950,000   Republic of Colombia, Series E, MTN
               8.66%, 10/07/16 (A)                         Baa          851,754
     500,000   United Mexican States
               Yankee Emerging Market Notes
               8.50%, 09/15/02                             Ba           506,250
                                                                   ------------
               TOTAL FOREIGN BONDS                                    2,324,254
               (Cost $2,255,075)                                   ------------

   SHARES
INVESTMENT COMPANY - 0.02%

     14,497    SSgA Prime Money Market Fund                NR            14,497
                                                                   ------------
               TOTAL INVESTMENT COMPANY                                  14,497
               (Cost $14,497)                                      ------------

TOTAL INVESTMENTS - 98.34%                                           98,720,579
(Cost $95,991,187)
NET OTHER ASSETS AND LIABILITIES - 1.66%                              1,667,441
                                                                   ------------
NET ASSETS - 100.00%                                               $100,388,020
                                                                   ============

------------
(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 1999, these securities amounted to $14,409,736 or 14.35% of net assets.
(B) Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commision under the Securities Act of 1933. At March 31, 1999, these securities amounted to $3,180,251 or 3.17% of net assets.
(C) U.S. currency denominated.
(D) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
CMO Collateralized Mortgage Obligation
MTN Medium Term Note




    MOODY'S QUALITY RATINGS(D)                   SECURITY DIVERSIFICATION

Ba                               28%        Corporate Notes and Bonds        73%
Baa                              27%        U.S. Government Obligations      14%
Aaa                              20%        Asset-Backed Securities           9%
A                                18%        Other                             2%
B                                 4%        Foreign Bonds                     2%
Not Rated                         3%

Shareholder inquires regarding account
   information may be directed to:         The Bank of New York
                                           Shareholder Relations Department -11E
                                           PO Box 11258
                                           Church Street Station
                                           New York, New York 10286
                                           1-800-432-8224

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments :
      Investments at cost ........................................  $ 95,991,187
      Net unrealized appreciation ................................     2,729,392
                                                                    ------------
         Total investments at value ..............................    98,720,579
   Receivable for investments sold ...............................        51,331
   Interest and dividend receivables .............................     1,802,925
                                                                    ------------
         Total Assets ............................................   100,574,835
                                                                    ------------
LIABILITIES:
   Advisory fee payable ..........................................       128,031
   Payable to Custodian ..........................................         6,393
   Accrued expenses and other payables ...........................        52,391
                                                                    ------------
         Total Liabilities .......................................       186,815
                                                                    ------------
NET ASSETS .......................................................  $100,388,020
                                                                    ============
NET ASSETS CONSIST OF:
   Par value .....................................................  $  8,592,306
   Paid-in capital ...............................................    88,445,043
   Undistributed (distribution in excess of) net investment income        51,927
   Accumulated (distribution in excess of) net realized gain on
     investments sold ............................................       569,352
   Net unrealized appreciation of investments ....................     2,729,392
                                                                    ------------
TOTAL NET ASSETS .................................................  $100,388,020
                                                                    ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING (10,000,000 authorized
  shares with par value of $1.00) ................................     8,592,306
                                                                    ------------
NET ASSET VALUE
   Per share .....................................................  $     11.683
                                                                    ============
MARKET VALUE (closing price on New York Stock Exchange)
   Per share .....................................................  $     11.000
                                                                    ============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
              FOR THE THREE MONTHS ENDED MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest ....................................................    $ 1,911,289
   Dividends ...................................................          8,271
                                                                    -----------
      Total investment income ..................................      1,919,560
                                                                    -----------
EXPENSES:
   Investment advisory fees ....................................        128,031
   Fund accounting fees ........................................          9,170
   Custodian and securities lending fees .......................            871
   Transfer agent fees .........................................         18,641
   Legal fees ..................................................          1,177
   Audit fees ..................................................          5,116
   Trustees' fees and expenses .................................          5,357
   Reports to shareholders .....................................         17,104
   New York Stock Exchange fees ................................          3,987
   Miscellaneous ...............................................            885
                                                                    -----------
      Total expenses ...........................................        190,339
                                                                    -----------
NET INVESTMENT INCOME ..........................................      1,729,221
                                                                    -----------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS:
    Net realized gain on investments sold ......................        846,726
    Net change in unrealized appreciation of investments .......     (3,239,629)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ................     (2,392,903)
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........    $  (663,682)
                                                                    ===========

                          U.S. Treasury Yield Curves

                                Bond Equivalent Yield Percentage
                                --------------------------------
                 Maturity               12/31/97     9/30/98
                 --------               --------     -------
                 3 Months                 4.46%       4.47%
                 6 Months                 4.54%       4.52%
                 1 Year                   4.52%       4.71%
                 2 Years                  4.53%       4.98%
                 5 Years                  4.54%       5.10%
                 10 Years                 4.65%       5.23%
                 30 Years                 5.09%       5.62%

The investment grade corporate bond market continued to benefit from positive momentum created in late-November, with liquidity improving across all industry and quality sectors during the quarter. A number of factors underpinned this sector - the resiliency of the U.S. economy, which shows little sign of significant slowing; the early signs of a rebound in the global economy, as witnessed by the return of Republic of Korea to investment grade ratings; the support that higher oil prices provides to petroleum-exporting emerging market economies; and the abundance of cash earmarked for investment in corporate bonds. As evidence of the health of the sector, the market easily absorbed the much awaited AT&T transaction which raised eight billion dollars. So far, nearly 60% of the spread widening has been recaptured from the fall of 1998. We believe there is room for further spread narrowing in corporates.

                            MATURITY DIVERSIFICATION

                        Under 3 years                 11%
                        3-5 years                     13%
                        5-10 years                    39%
                        10-20 years                   15%
                        20 years and Over             22%

The high yield market performed very well during the first quarter of the year, returning 1.85%, as compared to -0.71% for the investment grade corporate market. Strong demand for a new benchmark transaction, Charter Communications, signaled improvement from the environment of the third quarter of 1998. The three tranche deal raised over $3.5 billion dollars and was oversubscribed. And, as with the investment grade market, returns for lower-rated sectors, i.e. B-rated, posted stronger gains than did higher-rated sectors, BB/BBB-rated, indicating a broadening of investor interest. At the end of the quarter, high yield holdings accounted for 30% of the Fund.

    Sincerely,

/s/ John F. O'Brien                             /s/ Richard M. Reilly

    John F. O'Brien                                 Richard M. Reilly
    Chairman                                        President

                                     [LOGO]
                                   ALLMERICA
                                  FINANCIAL(R)

                     440 LINCOLN STREET, WORCESTER, MA 01653

Allmerica Securities Trust is a Massachusetts Business Trust under an Agreement and Declaration of Trust dated February 26, 1986 as amended and on file with the Secretary of the Commonwealth of Massachusetts. This document is executed by the Trustees or Officers as such and not individually, and no obligation of the Trust shall be binding upon any of the Trustees, Officers or Shareholders, but shall only bind the assets and property of the Trust.